Trade and Other Payables - Schedule of trade and other payables (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of financial liabilities [line items]
Trade payables	£ 10,976	£ 5,480
Other taxation and social security	18,412	19,290
Client volume discounts/rebates	17,922	1,011
Other liabilities	6,222	5,029
Accruals	56,890	55,195
Deferred income	6,147	5,823
Total trade and other payables	£ 116,569	91,828	[1]
DEK and Mudbath | Measurement period adjustment
Disclosure of financial liabilities [line items]
Total trade and other payables		£ 1,000

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).